UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22156

Millennium India Acquisition Company Inc.

(Exact name of registrant as specified in charter)

330 East 38th Street, Suite 40H, New York, NY

 10016

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period: 09/30/08

Item 1.  Schedule of Investments.

Millennium India Acquisition Company Inc.

PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)

Security	Shares	Fair Value
PRIVATE PLACEMENT - 97.27%
SMC Group (a)*
(Cost $46,695,823)	(b)	$ 43,910,859

SHORT TERM INVESTMENTS - 4.02%
Goldman Sachs Prime Obligation Fund, 2.11%+
(Cost $1,813,266)	1,813,266	1,813,266

TOTAL INVESTMENTS (Cost $48,509,089) (c) - 101.29%		45,724,125
Liabilities less other assets - (1.29)%		(579,226)
NET ASSETS - 100.00%		$ 45,144,899

+Variable rate security. Rate shown is as of September 30, 2008.
*Non-income producing security.
(a) Security restricted as to resale.

(b) Millennium India Acquisition Company Inc. ownership stake in the SMC Group is comprised of ownership of 14.44% of SMC Global Securities Limited (SMC) and 14.44% of SAM Global Securities Limited (SAM),
representing 1,298,400 and 1,730,026 shares, respectively. Millennium India Acquisition Company Inc.
has been advised that the two entities are being consolidated.

(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	(2,784,964)
	Net unrealized depreciation:	$ (2,784,964)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting
Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 – Quoted Prices	1,813,266	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	43,910,859	-
Total	45,724,125	-
* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Securities ($)
Balance as of 12/31/07	-
Realized Gain (Loss)	-
Change in unrealized (appreciation/depreciation)	(2,784,964)
Net purchases (sales)	46,695,823
Transfers in and/or out of Level 3	-
Balance as of 9/30/08	43,910,859

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Millennium India Acquisition Company Inc.

By (Signature and Title)

       /s/ F. Jacob Cherian

       F. Jacob Cherian, Principal Executive Officer

Date       11/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       /s/ F. Jacob Cherian

       F. Jacob Cherian, Principal Executive Officer

Date      11/28/08

By (Signature and Title)

       /s/ Suhel Kanuga

       Suhel Kanuga, Principal Financial Officer

Date      11/28/08